Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($) shares	Jan. 27, 2022 shares	Mar. 31, 2022 USD ($) Advance	Dec. 15, 2022 $ / shares	Sep. 15, 2022 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 01, 2022 $ / shares	Mar. 02, 2022 USD ($)
Transaction with Related Parties [Abstract]
Due to related parties							$ 615	$ 245
Proceeds from related party loan							0	0	$ 5,000
Amortization of arrangement fees							$ 107	$ 244	$ 402
Common stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares			188,974
Repayment of related party loan	$ 70						$ 0	$ 0	$ 70
Payment of dividends on preferred shares							$ 1,833	$ 1,889	$ 941
Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares		657,396					0	0
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares									4.2
Series B preferred shares issued in exchange for common shares (in shares) | shares			793,657
Preferred stock, cash conversion price		$ 4,930
Dividend rate percentage							4.00%	4.00%
Payment of dividends on preferred shares							$ 52	$ 55
Dividend per share (in dollars per share) | $ / shares						$ 0.875
Accrued dividends payable							$ 2	$ 2
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares							1,314,792	1,314,792
Common stock, number of shares tendered for exchange (in shares) | shares							4,460	12,224
Series C preferred shares issued in exchange for Series B preferred shares (in shares) | shares		1,314,792
Preferred stock, cash conversion price		$ 4,930
Dividend rate percentage							5.00%	5.00%
Payment of dividends on preferred shares							$ 1,781	$ 1,834
Dividend per share (in dollars per share) | $ / shares					$ 0.3125		$ 1.25
Accrued dividends payable							$ 84	74
Maximum [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares									271,078
Related Party [Member] | Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Due to related parties							485	245
Related Party [Member] | Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount							1,079	1,345	$ 887
Related Party [Member] | Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount							340	286	204
Related Party [Member] | Mango Shipping Corp. [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Payment of dividends on preferred shares									411
Related Party [Member] | Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Payment of dividends on preferred shares							1,643	1,643	411
Accrued dividends payable							$ 77	$ 64	82
Related Party [Member] | Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member]
Transaction with Related Parties [Abstract]
Maximum borrowing capacity											$ 5,000
Term							1 year
Interest rate							9.00%
Arrangement fees capitalized							$ 200
Commitment fee percentage							3.00%
Proceeds from related party loan				$ 5,000
Number of advances under related party loan | Advance				2
Related Party [Member] | Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member] | Interest and Finance Costs [Member]
Transaction with Related Parties [Abstract]
Interest and commitment fees									277
Amortization of arrangement fees									$ 200
Related Party [Member] | Aliki Paliou [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			657,396
Related Party [Member] | Andreas Michalopoulos [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			28,171